FAIR VALUE MEASUREMENTS Assets and Liabilities Measured at Fair Value Subject to Three-Tier Hierarchy (Details) - Recurring Basis - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents		$ 1
Total - assets	$ 53	54	$ 43
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total - assets	0	0	8
Fixed Income Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Mutual funds	51	52	42
Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Mutual funds	$ 2	$ 1	$ 1